Share-Based Compensation and Employee Benefit Plans - Summary of Options Activity (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2015	Aug. 25, 2017	Aug. 26, 2016		Aug. 28, 2015		Aug. 29, 2014
2017 Share Incentive Plan (SGH Plan)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options outstanding, Shares, Beginning Balance		1,528,000	2,429,000		657,000
Options granted, Shares		506,000	925,000	[1]	1,825,000	[2]
Options exercised, Shares		(152,000)	(43,000)		(5,000)
Options forfeited and cancelled, Shares		(94,000)	(1,783,000)	[3]	(48,000)
Options outstanding, Shares, Ending Balance		1,788,000	1,528,000		2,429,000		657,000
Options exercisable, Shares		919,000
Options vested and expected to vest, Shares		1,707,000
Options outstanding, Weighted average per share exercise price, Beginning Balance		$ 10.80	$ 19.62		$ 10.74
Options granted, Weighted average per share exercise price		15.13	11.46	[1]	23.64	[2]
Options exercised, Weighted average per share exercise price	$ 2.64	2.68	3.06		2.64
Options forfeited and cancelled, Weighted average per share exercise price		11.64	23.34	[3]	20.82
Options outstanding, Weighted average per share exercise price, Ending Balance		12.66	$ 10.80		$ 19.62		$ 10.74
Options exercisable, Weighted average per share exercise price		11.42
Options vested and expected to vest, Weighted average per share exercise price		$ 12.56
Options outstanding, Average remaining contractual term (years)		7 years 7 months 10 days	7 years 4 months 9 days		5 years 4 months 13 days		5 years 4 days
Options exercisable, Average remaining contractual term (years)		6 years 1 month 27 days
Options vested and expected to vest, Average remaining contractual term (years)		7 years 6 months 7 days
Options outstanding, Aggregate intrinsic value		$ 11,174,000	$ 2,373,000		$ 3,548,000		$ 12,396,000
Options exercisable, Aggregate intrinsic value		7,164,000
Options vested and expected to vest, Aggregate intrinsic value		$ 10,885,000
2011 Share Incentive Plan (Memory Plan)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options outstanding, Shares, Beginning Balance					5,644,000
Options forfeited and cancelled, Shares					(73,000)
Options outstanding, Shares, Ending Balance							5,644,000
Options outstanding, Weighted average per share exercise price, Beginning Balance					$ 4.84
Options forfeited and cancelled, Weighted average per share exercise price					$ 4.27
Options outstanding, Weighted average per share exercise price, Ending Balance							$ 4.84
Options outstanding, Average remaining contractual term (years)		5 years	5 years		5 years		5 years 4 months 2 days
Options outstanding, Aggregate intrinsic value							$ 5,048,000
Options cancelled in exchange for SGH options, Shares					(5,571,000)
Options cancelled in exchange for SGH options, Weighted average per share exercise price					$ 4.84

[1]	Includes 811 shares granted in connection with the Tender Offer.
[2]	Includes 1,216 shares granted in connection with the Option Exchange.
[3]	Includes 1,653 shares cancelled in connection with the Tender Offer.